UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G
ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

___	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period _______ to _______.

Date of Report (Date of earliest event reported):
Commission File Number of securitizer:
Central Index Key Number of securitizer:

Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) [ ]

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) [ ]

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) [ ]

X	Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor: 0000807641

GS Mortgage-Backed Securities Trust 2025-RPL1
(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity:

Carla Schriver, (212) 902-3513
Name and telephone number, including area code, of the person to contact in connection with this filing.

INFORMATION TO BE INCLUDED IN THE REPORT

Item 2.01.	Findings and Conclusions of a Third Party Due Diligence Report Obtained By the Issuer

The disclosures required by Rule 15Ga-2 (17 CFR 240.15Ga-2) are attached as Exhibits to this Form ABS-15G.  Please see the Exhibit Index for the related information.

Item 3.	Exhibits

99.1	Disclosures required by Rule 15Ga-2 for AMC Diligence, LLC

Schedule 1 – Executive Summary
Schedule 2 – Title Diligence Report
Schedule 3 – Pay History Report
Schedule 4 – Collection Comments Report
Schedule 5A – Compliance Report
Schedule 5B – Compliance Report
Schedule 6 – Lease Report
Schedule 7 – Modification Report

99.2	Disclosures required by Rule 15Ga-2 for Clayton Services LLC

Schedule 1 – Executive Summary/Narrative
Schedule 2 – Conditions Report
Schedule 3 – Rating Agency ATR/QM Data Report
Schedule 4 – Loan Level Tape Compare
Schedule 5 – Custom Upload
Schedule 6 – ASF Upload

99.3	Disclosures required by Rule 15Ga-2 for Wipro Opus Risk Solutions, LLC

Schedule 1 – Executive Summary/Narrative
Schedule 2 – Data Compare Report
Schedule 3 – Exception Level Report
Schedule 4 – Rating Agency Loan Level Grades
Schedule 5 – ATR Report
Schedule 6 – Supplemental Data Report
Schedule 7 – Valuation Report

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Dated: January 3, 2025

GS Mortgage Securities Corp.
(Depositor)

By:   /s/ Michael Dente
Name: Michael Dente
Title:  Vice President

EXHIBIT INDEX

Exhibit Number

99.1	Disclosures required by Rule 15Ga-2 for AMC Diligence, LLC

Schedule 1 – Executive Summary
Schedule 2 – Title Diligence Report
Schedule 3 – Pay History Report
Schedule 4 – Collection Comments Report
Schedule 5A – Compliance Report
Schedule 5B – Compliance Report
Schedule 6 – Lease Report
Schedule 7 – Modification Report

99.2	Disclosures required by Rule 15Ga-2 for Clayton Services LLC

Schedule 1 – Executive Summary/Narrative
Schedule 2 – Conditions Report
Schedule 3 – Rating Agency ATR/QM Data Report
Schedule 4 – Loan Level Tape Compare
Schedule 5 – Custom Upload
Schedule 6 – ASF Upload

99.3	Disclosures required by Rule 15Ga-2 for Wipro Opus Risk Solutions, LLC

Schedule 1 – Executive Summary/Narrative
Schedule 2 – Data Compare Report
Schedule 3 – Exception Level Report
Schedule 4 – Rating Agency Loan Level Grades
Schedule 5 – ATR Report
Schedule 6 – Supplemental Data Report
Schedule 7 – Valuation Report